UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2018

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/17 (Unaudited)

SENIOR LOANS (82.9%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.4%)

Lions Gate Entertainment Corp. bank term loan FRN Ser. B, 3.995%, 12/8/23	$3,050,000	$3,062,200

		3,062,200
Automotive (0.7%)

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20	5,367,047	5,454,261

		5,454,261
Broadcasting (3.2%)

Entercom Radio, LLC bank term loan FRN Ser. B, 4.551%, 11/1/23	1,908,333	1,915,013

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.795%, 1/30/19	7,105,000	5,852,744

Sinclair Television Group, Inc. bank term loan FRN Ser. B2, 3.30%, 1/3/24	5,455,925	5,457,060

Townsquare Media, Inc. bank term loan FRN Ser. B, 4.045%, 4/1/22	2,735,135	2,743,113

Tribune Media Co. bank term loan FRN Ser. B, 4.045%, 1/27/24	2,056,250	2,068,460

Tribune Media Co. bank term loan FRN Ser. B, 4.045%, 12/27/20	292,618	293,496

Univision Communications, Inc. bank term loan FRN Ser. C5, 3.795%, 3/15/24	8,156,392	8,086,043

		26,415,929
Building materials (1.4%)

American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, 3.545%, 10/31/23	2,000,000	2,010,000

CPG International, Inc. bank term loan FRN 4.897%, 5/3/24	4,915,571	4,921,716

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.147%, 7/1/22	4,318,983	4,362,172

		11,293,888
Capital goods (7.9%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, 3.70%, 11/10/23	3,722,106	3,748,693

Berry Global Group, Inc. bank term loan FRN Ser. I, 3.523%, 10/1/22	3,156,729	3,178,826

Berry Global Group, Inc. bank term loan FRN Ser. J, 3.494%, 1/13/24	1,000,000	1,006,250

BWAY Corp. bank term loan FRN Ser. B, 4.245%, 4/3/24	6,780,000	6,764,264

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 3.751%, 10/17/23	4,862,813	4,881,048

Clark Equipment Co. bank term loan FRN Ser. B, 3.929%, 5/22/22	3,000,000	3,018,750

Columbus McKinnon Corp./NY bank term loan FRN Ser. B, 4.147%, 1/20/24	2,429,775	2,451,036

Consolidated Container Co., LLC bank term loan FRN Ser. B, 4.50%, 5/22/24	2,000,000	2,012,500

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/31/24	5,122,565	5,143,378

GFL Environmental, Inc. bank term loan FRN Ser. B, 3.897%, 9/27/23	4,144,175	4,154,535

Harsco Corp. bank term loan FRN Ser. B, 6.063%, 11/2/23	3,990,000	4,064,813

Manitowac Foodservice, Inc. bank term loan FRN 4.033%, 3/3/23	2,787,718	2,812,110

Reynolds Group Holdings, Inc. bank term loan FRN 4.045%, 2/5/23	3,201,060	3,216,764

Signode Industrial Group US, Inc. bank term loan FRN Ser. B, 3.839%, 5/1/21	1,425,000	1,434,797

Terex Corp. bank term loan FRN 3.54%, 1/31/24	3,000,000	3,015,000

TI Group Automotive Systems, LLC bank term loan FRN Ser. B, 3.795%, 6/30/22	997,468	1,002,456

TransDigm, Inc. bank term loan FRN Ser. C, 4.128%, 2/28/20	3,832,492	3,844,947

TransDigm, Inc. bank term loan FRN Ser. E, 4.078%, 5/14/22	2,207,163	2,210,567

TransDigm, Inc. bank term loan FRN Ser. F, 4.045%, 6/9/23	1,000,000	1,001,750

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, 5.00%, 11/30/23	5,983,513	6,032,129

		64,994,613
Chemicals (4.8%)

Allnex USA, Inc. bank term loan FRN Ser. B2, 4.406%, 9/13/23	1,134,944	1,134,944

Allnex USA, Inc. bank term loan FRN Ser. B3, 4.406%, 9/13/23	855,056	855,056

Alpha 3 BV bank term loan FRN Ser. B1, 4.147%, 1/31/24	4,000,000	4,021,000

Axalta Coating Systems US Holdings, Inc. bank term loan FRN 3.647%, 2/1/23	1,193,601	1,201,419

Chemours Co. (The) bank term loan FRN Ser. B, 3.50%, 5/12/22	2,440,542	2,455,034

GCP Applied Technologies, Inc. bank term loan FRN Ser. B, 4.397%, 2/3/22	1,980,000	1,984,950

Huntsman International, LLC bank term loan FRN Ser. B2, 3.993%, 4/1/23	3,980,000	4,003,215

Ineos US Finance, LLC bank term loan FRN Ser. B, 3.795%, 3/31/24	498,750	501,322

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B, 5.045%, 1/6/22	3,452,488	3,494,626

MacDermid, Inc. bank term loan FRN Ser. B6, 4.045%, 6/7/23	1,669,153	1,679,585

New Arclin US Holding Corp. bank term loan FRN 10.17%, 2/14/25	1,000,000	1,012,500

New Arclin US Holding Corp. bank term loan FRN 5.67%, 2/14/24	2,000,000	2,025,000

Nexeo Solutions, LLC bank term loan FRN Ser. B, 4.923%, 6/9/23	992,513	1,003,369

PQ Corp. bank term loan FRN Ser. B, 5.295%, 11/4/22	1,985,025	2,003,968

Solenis International LP bank term loan FRN 7.952%, 7/31/22	2,130,000	2,118,019

Solenis International LP bank term loan FRN 4.452%, 7/31/21	3,442,963	3,452,108

Trinseo Materials Operating SCA bank term loan FRN Ser. B, 4.295%, 11/5/21	1,965,000	1,981,785

Univar USA, Inc. bank term loan FRN Ser. B, 3.795%, 7/1/22	4,443,812	4,459,366

		39,387,266
Commercial and consumer services (1.3%)

Garda World Security Corp. bank term loan FRN Ser. B, 5.043%, 5/3/24 (Canada)	3,425,853	3,431,564

Prime Security Services Borrower, LLC bank term loan FRN Class B, 4.294%, 5/2/22	2,985,019	3,007,941

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 4.432%, 9/2/21	4,545,374	4,563,233

		11,002,738
Communication services (6.8%)

Altice US Finance I Corp. bank term loan FRN Ser. B, 3.283%, 1/25/25	3,995,000	3,990,006

Asurion, LLC bank term loan FRN 8.545%, 3/3/21	2,007,000	2,027,070

Asurion, LLC bank term loan FRN Class B2, 4.295%, 7/8/20	9,668	9,695

Asurion, LLC bank term loan FRN Ser. B4, 4.295%, 8/4/22	1,170,022	1,176,749

Asurion, LLC bank term loan FRN Ser. B5, 4.045%, 11/3/23	2,450,094	2,460,813

Cable One, Inc. bank term loan FRN Ser. B, 3.43%, 5/1/24	2,500,000	2,515,625

CenturyLink, Inc. bank term loan FRN Ser. B, 2.75%, 1/15/25	5,000,000	4,987,500

Charter Communications Operating, LLC bank term loan FRN Class I, 3.295%, 1/15/24	3,960,000	3,985,300

CSC Holdings, LLC bank term loan FRN Ser. B, 5.25%, 6/15/25	5,781,250	5,774,925

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3.887%, 6/30/19	3,139,628	3,101,036

LTS Buyer, LLC bank term loan FRN Ser. B, 4.397%, 4/13/20	4,331,250	4,346,591

SFR Group SA bank term loan FRN Ser. B11, 3.944%, 6/22/25	5,000,000	4,987,500

Sprint Communications, Inc. bank term loan FRN Ser. B, 3.563%, 2/2/24	6,500,000	6,508,125

Virgin Media Bristol, LLC bank term loan FRN Class I, 3.739%, 1/31/25	4,000,000	4,015,832

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4.702%, 8/19/23	4,975,000	5,001,119

Zayo Group, LLC bank term loan FRN Ser. B2, 3.51%, 1/19/24	714,963	718,922

		55,606,808
Construction (3.3%)

Associated Asphalt Partners, LLC bank term loan FRN Ser. B, 6.295%, 4/5/24	5,000,000	5,046,875

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, 3.749%, 10/1/22	2,955,000	2,971,007

Builders FirstSource, Inc. bank term loan FRN 4.069%, 2/29/24	5,813,230	5,793,854

Forterra Finance, LLC bank term loan FRN 4.045%, 10/25/23	4,328,250	4,059,089

HD Supply, Inc. bank term loan FRN Ser. B, 3.897%, 10/17/23	995,000	999,975

HD Supply, Inc. bank term loan FRN Ser. B, 2.75%, 8/13/21	1,896,326	1,906,993

Quikrete Holdings, Inc. bank term loan FRN Ser. B, 3.795%, 11/15/23	6,481,250	6,469,908

		27,247,701
Consumer staples (6.9%)

1011778 BC ULC bank term loan FRN Ser. B, 3.309%, 2/17/24	4,989,597	4,991,677

BJ's Wholesale Club, Inc. bank term loan FRN 8.50%, 1/27/25	2,000,000	2,021,250

BJ's Wholesale Club, Inc. bank term loan FRN 4.75%, 2/3/24	4,000,000	3,988,572

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.045%, 2/14/21	4,628,840	4,610,038

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4.50%, 9/15/20	6,121,367	6,106,064

Del Monte Foods, Inc. bank term loan FRN 8.26%, 8/18/21	1,000,000	685,000

Del Monte Foods, Inc. bank term loan FRN 4.43%, 2/18/21	2,979,900	2,527,328

JBS USA, LLC bank term loan FRN Ser. B, 3.495%, 10/30/22	4,000,000	3,941,668

Landry's, Inc. bank term loan FRN Ser. B, 3.745%, 10/4/23	3,703,846	3,703,076

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.994%, 4/9/21	3,987,794	3,748,527

Prestige Brands, Inc. bank term loan FRN Ser. B4, 3.795%, 1/26/24	954,450	961,012

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23	7,034,675	6,709,321

Rite Aid Corp. bank term loan FRN 5.75%, 8/21/20	1,900,000	1,905,225

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21	2,000,000	2,004,584

WKI Holding Co., Inc. bank term loan FRN Ser. B, 5.17%, 4/25/24	4,000,000	4,040,000

Yum! Brands, Inc. bank term loan FRN Ser. B, 2.999%, 6/16/23	4,975,000	4,996,766

		56,940,108
Energy (2.7%)

American Energy-Marcellus, LLC bank term loan FRN 5.25%, 8/4/20	1,747,442	1,207,919

California Resources Corp. bank term loan FRN 11.375%, 12/31/21	1,000,000	1,102,500

Chesapeake Energy Corp. bank term loan FRN 8.686%, 8/23/21	6,383,000	6,883,000

FTS International, Inc. bank term loan FRN Ser. B, 5.795%, 4/16/21	1,285,000	1,117,950

KCA Deutag US Finance, LLC bank term loan FRN 6.922%, 5/16/20	997,436	943,824

MEG Energy Corp. bank term loan FRN 4.628%, 12/31/23	6,120,000	6,102,791

Murray Energy Corp. bank term loan FRN Ser. B2, 8.397%, 4/17/20	1,988,412	1,873,249

Western Refining, Inc. bank term loan FRN Ser. B2, 7.50%, 6/23/23	2,702,700	2,704,389

		21,935,622
Entertainment (0.2%)

Delta 2 Lux Sarl bank term loan FRN Ser. B, 4.568%, 2/1/24	1,000,000	1,001,250

VGD Merger Sub, LLC bank term loan FRN 8.51%, 8/18/24	720,000	732,000

		1,733,250
Financials (5.6%)

Alliant Holdings I, LLC bank term loan FRN Ser. B, 4.417%, 8/14/22	4,922,497	4,936,033

Altisource Solutions Sarl bank term loan FRN Ser. B, 4.545%, 12/9/20	4,788,500	3,986,427

ASP AMC Merger Sub, Inc. bank term loan FRN Ser. B, 4.573%, 4/12/24	1,883,287	1,872,302

Capital Automotive LP bank term loan FRN 7.029%, 3/24/25	3,410,000	3,461,150

Capital Automotive LP bank term loan FRN 4.029%, 3/24/24	2,285,000	2,302,138

ESH Hospitality, Inc. bank term loan FRN Ser. B, 3.545%, 8/30/23	4,119,326	4,142,864

Freedom Mortgage Corp. bank term loan FRN Ser. B, 6.862%, 2/23/22	4,500,000	4,559,063

HUB International, Ltd. bank term loan FRN Ser. B, 5.00%, 10/2/20	4,061,734	4,084,508

iStar, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/20	2,976,718	3,013,927

LPL Holdings, Inc. bank term loan FRN Ser. B, 3.765%, 3/10/24	5,000,000	5,018,750

RE/MAX, LLC bank term loan FRN Class B, 3.897%, 12/15/23	1,990,000	1,992,488

USI, Inc./NY bank term loan FRN Ser. B, 3.00%, 4/6/24	4,000,000	3,987,000

VGD Merger Sub, LLC bank term loan FRN 4.26%, 8/18/23	2,582,025	2,595,857

		45,952,507
Forest products and packaging (1.5%)

Caraustar Industries, Inc. bank term loan FRN 6.647%, 3/9/22	2,000,000	2,008,750

Coveris Holdings SA bank term loan FRN Ser. B, 4.647%, 5/8/19	4,242,817	4,204,368

Industrial Container Services bank term loan FRN 5.18%, 4/28/24	3,388,235	3,384,000

Industrial Container Services bank term loan FRN 5.00%, 4/25/24(U)	611,765	611,000

Multi Packaging Solutions, Ltd. bank term loan FRN Ser. D, 4.25%, 10/3/23	2,446,843	2,448,882

		12,657,000
Gaming and lottery (5.8%)

Amaya Holdings BV bank term loan FRN Ser. B, 4.647%, 8/1/21	2,925,394	2,931,795

American Casino & Entertainment Properties, LLC bank term loan FRN Ser. B, 4.294%, 7/7/22	2,963,347	2,981,868

Boyd Gaming Corp. bank term loan FRN Ser. B, 3.449%, 9/15/23	2,980,638	2,995,007

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)	3,380,313	3,975,383

CBAC Borrower, LLC bank term loan FRN Ser. B, 8.25%, 7/2/20	2,221,875	2,227,430

CCM Merger, Inc. bank term loan FRN Ser. B, 3.826%, 8/9/21	2,491,986	2,503,927

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 3.243%, 4/17/24	3,015,000	3,004,637

Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B1, 4.794%, 2/22/23	4,000,000	4,050,000

Golden Nugget, Inc. bank term loan FRN 5.50%, 11/21/19	915,168	927,751

Golden Nugget, Inc. bank term loan FRN 4.708%, 11/21/19	2,135,391	2,164,753

Greektown Holdings, LLC bank term loan FRN Ser. B, 4.045%, 4/25/24	5,000,000	5,004,690

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3.545%, 1/19/24	4,000,000	4,018,572

Scientific Games International, Inc. bank term loan FRN Ser. B3, 5.062%, 10/1/21	5,783,337	5,868,884

Yonkers Racing Corp. bank term loan FRN 4.25%, 5/25/24	5,130,000	5,123,588

		47,778,285
Health care (8.1%)

Akorn, Inc. bank term loan FRN Ser. B, 5.313%, 4/16/21	4,776,675	4,830,412

CHS/Community Health Systems, Inc. bank term loan FRN Ser. G, 3.899%, 12/31/19	1,998,395	1,999,470

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4.148%, 1/27/21	5,820,406	5,819,783

Concordia International Corp. bank term loan FRN Ser. B, 5.279%, 10/21/21	3,939,931	2,850,119

Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, 5.313%, 4/27/24	5,600,000	5,656,000

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, 3.20%, 1/31/25	4,000,000	4,008,480

Iasis Healthcare, LLC bank term loan FRN Ser. B, 5.25%, 2/17/21	2,334,827	2,350,150

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.397%, 2/3/24	4,770,000	4,711,367

Multiplan, Inc. bank term loan FRN Ser. B, 4.897%, 6/7/23	5,399,654	5,418,780

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.783%, 6/30/21	6,752,075	6,748,138

Patheon Holdings I BV bank term loan FRN Ser. B, 4.406%, 4/30/24	5,517,047	5,530,840

Pharmaceutical Product Development, LLC bank term loan FRN 4.328%, 8/18/22	6,236,574	6,244,370

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, 4.15%, 5/15/22	4,925,000	4,900,375

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.75%, 4/1/22	5,386,969	5,473,311

		66,541,595
Leisure (0.6%)

Steinway Musical Instruments, Inc. bank term loan FRN 4.922%, 9/19/19	4,817,126	4,618,419

		4,618,419
Lodging/Tourism (2.6%)

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 3.795%, 5/8/21	5,210,516	5,243,082

CityCenter Holdings, LLC bank term loan FRN Ser. B, 3.499%, 4/18/24	5,098,068	5,117,186

Diamond Resorts International, Inc. bank term loan FRN Ser. B, 7.045%, 9/2/23	4,768,544	4,804,308

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, 3.151%, 10/25/23	3,431,552	3,451,928

MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, 3.295%, 5/1/23	2,970,000	2,984,850

		21,601,354
Media (1.4%)

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19	5,593,365	5,129,580

Nielsen Finance, LLC bank term loan FRN Ser. B4, 2.994%, 10/4/23	2,985,000	2,993,209

Viacom, Inc. bank term loan FRN Ser. B, 4.51%, 10/17/23	3,515,802	3,542,170

		11,664,959
Metals (1.2%)

Oxbow Carbon & Minerals, LLC bank term loan FRN 8.045%, 1/17/20	1,000,000	1,002,500

TMS International Corp. bank term loan FRN Ser. B, 4.672%, 10/16/20	5,010,316	5,054,156

Zekelman Industries, Inc. bank term loan FRN Ser. B, 4.656%, 6/14/21	3,457,286	3,493,301

		9,549,957
Retail (3.7%)

Academy, Ltd. bank term loan FRN Ser. B, 5.127%, 7/2/22	6,177,699	4,996,214

Bass Pro Group, LLC bank term loan FRN Ser. B, 6.147%, 11/14/23	4,000,000	3,881,668

J Crew Group, Inc. bank term loan FRN Ser. B, 4.087%, 3/5/21	1,907,157	1,296,866

JC Penney Corp., Inc. bank term loan FRN Ser. B, 5.25%, 6/23/23	2,943,750	2,906,953

Jo-Ann Stores, LLC bank term loan FRN 6.00%, 10/21/23	4,975,000	4,977,075

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20	7,204,454	5,639,740

PetSmart, Inc. bank term loan FRN Ser. B, 4.01%, 3/10/22	3,000,000	2,880,417

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21	1,823,820	1,532,009

Talbots, Inc. (The) bank term loan FRN 5.545%, 3/19/20	2,422,443	2,252,872

		30,363,814
Technology (8.3%)

Almonde, Inc. bank term loan FRN 8.25%, 5/3/25	2,000,000	2,031,666

Almonde, Inc. bank term loan FRN 4.50%, 5/3/24	2,000,000	2,003,600

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)	2,114,363	1,740,825

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)	2,439,547	2,014,151

BMC Software, Inc. bank term loan FRN Ser. B, 5.045%, 9/10/22	4,087,008	4,105,113

CCC Information Services, Inc. bank term loan FRN 7.791%, 3/30/25	1,608,000	1,642,673

CCC Information Services, Inc. bank term loan FRN 4.041%, 3/30/24	1,000,000	996,875

CommScope, Inc. bank term loan FRN Ser. B, 3.493%, 12/29/22	3,508,000	3,517,868

Dell International, LLC bank term loan FRN Ser. C, 3.55%, 9/7/23	5,972,531	6,002,048

Diebold Nixdorf, Inc. bank term loan FRN Ser. B, 3.306%, 11/6/23	950,000	953,959

First Data Corp. bank term loan FRN 4.029%, 7/10/22	916,192	921,918

First Data Corp. bank term loan FRN 3.529%, 4/26/24	4,264,392	4,287,313

Infor US, Inc. bank term loan FRN Ser. B, 3.897%, 2/1/22	4,239,829	4,223,930

Kronos, Inc./MA bank term loan FRN 9.42%, 11/1/24	1,498,000	1,551,055

Kronos, Inc./MA bank term loan FRN Ser. B, 4.68%, 11/1/23	4,544,610	4,584,603

Micron Technology, Inc. bank term loan FRN Ser. B, 3.55%, 4/26/22	1,994,987	2,013,503

ON Semiconductor Corp. bank term loan FRN Ser. B, 3.295%, 3/31/23	2,311,262	2,320,796

Rackspace Hosting, Inc. bank term loan FRN Ser. B, 4.672%, 11/3/23	6,134,625	6,166,574

Solera, LLC bank term loan FRN Ser. B, 4.295%, 3/3/23	5,976,102	6,012,933

Synchronoss Technologies, Inc. bank term loan FRN Ser. B , 4.082%, 1/19/24	4,460,000	4,176,790

Syniverse Holdings, Inc. bank term loan FRN 4.147%, 4/23/19	2,365,699	2,254,807

Tempo Acquisition, LLC bank term loan FRN Ser. B, 3.995%, 5/1/24	4,360,000	4,373,625

		67,896,625
Tire and rubber (0.3%)

American Tire Distributors, Inc. bank term loan FRN 5.295%, 9/1/21	2,851,943	2,849,907

		2,849,907
Transportation (0.6%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 5.00%, 4/28/22	500,000	498,393

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.295%, 4/28/22	4,831,786	4,777,428

		5,275,821
Utilities and power (3.6%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3.30%, 5/3/20	2,310,000	2,307,113

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3.55%, 1/31/22	2,733,670	2,722,279

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.25%, 2/7/24	4,500,000	4,487,625

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4.295%, 6/30/17	1,761,417	1,769,124

Energy Transfer Equity LP bank term loan FRN Ser. B, 3.745%, 2/2/24	6,335,000	6,332,738

NRG Energy, Inc. bank term loan FRN Ser. B, 3.295%, 6/30/23	5,210,625	5,204,112

Vistra Operations Co., LLC bank term loan FRN Ser. B, 3.794%, 8/4/23	3,403,327	3,377,803

Vistra Operations Co., LLC bank term loan FRN Ser. C, 5.00%, 8/4/23	778,143	772,307

Vistra Operations Co., LLC bank term loan FRN Class B2, 4.258%, 12/14/23	2,493,750	2,494,987

		29,468,088

Total senior loans (cost $686,334,424)		$681,292,715

CORPORATE BONDS AND NOTES (13.7%)(a)
	Principal amount	Value

Basic materials (1.0%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19	$1,000,000	$1,088,130

ArcelorMittal SA sr. unsec. unsub. notes 6.00%, 3/1/21 (France)	1,000,000	1,082,500

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)	1,600,000	1,706,000

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.908%, 10/15/18 (Mexico)	600,000	625,500

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23	1,000,000	1,140,000

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	1,000,000	1,060,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)	1,600,000	1,628,000

		8,330,130
Capital goods (1.6%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	686,000	756,315

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 4.432%, 5/15/21 (Ireland)	4,000,000	4,080,000

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	1,000,000	1,111,250

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	680,000	748,000

GFL Environmental, Inc. 144A sr. unsec. notes 9.875%, 2/1/21 (Canada)	1,500,000	1,631,250

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22	1,665,000	1,689,975

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.658%, 7/15/21	3,240,000	3,304,800

		13,321,590
Communication services (0.8%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	1,840,000	2,065,400

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/20	2,000,000	2,110,000

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	1,175,000	1,217,676

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19	1,327,000	1,375,037

		6,768,113
Conglomerates (0.3%)

General Electric Capital Co. sr. unsec. unsub. FRN Ser. MTN, 1.551%, 5/5/26	2,000,000	1,959,374

		1,959,374
Consumer cyclicals (2.2%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)	740,000	764,050

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 8.375%, 5/15/18	1,000,000	1,057,700

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21	67,000	74,454

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20	1,000,000	1,003,750

Ford Motor Credit Co., LLC sr. unsec. unsub. FRB 2.104%, 11/4/19	2,150,000	2,166,826

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.375%, 11/1/18	2,000,000	2,055,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,637,256

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)	1,650,000	1,700,490

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21	500,000	506,875

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	2,611,000	2,643,638

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22	2,880,000	3,074,400

Standard Industries, Inc. 144A sr. unsec. notes 5.125%, 2/15/21	160,000	166,800

		17,851,239
Consumer staples (0.5%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19	3,000,000	3,008,226

Hertz Corp. (The) company guaranty sr. unsec. notes 4.25%, 4/1/18	1,298,000	1,314,225

		4,322,451
Energy (1.7%)

Cenovus Energy, Inc. sr. unsec. notes 5.70%, 10/15/19 (Canada)	1,000,000	1,072,185

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. notes 9.75%, 3/15/19	1,500,000	1,687,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 7.00%, 8/15/21	1,500,000	1,552,500

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.631%, 6/15/20	1,000,000	1,017,500

KCA Deutag UK Finance PLC 144A company guaranty sr. notes 9.875%, 4/1/22 (United Kingdom)	1,375,000	1,412,813

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21	1,250,000	1,265,625

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)	700,000	731,500

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	1,600,000	1,616,000

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19	1,956,000	1,951,110

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	1,722,000	1,816,710

		14,123,443
Financials (3.5%)

Ally Financial, Inc. company guaranty sr. unsec. notes 4.75%, 9/10/18	2,000,000	2,057,000

Barclays PLC sr. unsec. unsub. FRN 3.295%, 8/10/21 (United Kingdom)	2,000,000	2,098,140

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19	502,000	529,610

Citigroup, Inc. sr. unsec. FRN 2.485%, 9/1/23	3,000,000	3,052,761

CNO Financial Group, Inc. sr. unsec. unsub. notes 4.50%, 5/30/20	1,000,000	1,035,000

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRB Ser. GMTN, 2.922%, 10/28/27	3,000,000	3,104,841

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	1,200,000	1,231,500

iStar, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 7/1/18(R)	2,000,000	2,015,000

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	3,000,000	3,113,400

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 2.18%, 9/13/21 (Japan)	3,000,000	3,038,757

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. sub. notes 6 1/2s, 8/1/18	1,790,000	1,801,188

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19	2,000,000	2,095,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18	1,500,000	1,425,000

Wells Fargo & Co. sr. unsec. unsub. FRN 2.44%, 3/4/21	2,000,000	2,057,678

		28,654,875
Health care (1.0%)

Allergan Funding SCS company guaranty sr. unsec. unsub. FRN 2.375%, 3/12/20 (Luxembourg)	2,000,000	2,042,654

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	2,000,000	2,197,500

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20	1,805,000	1,818,538

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18	1,268,000	1,337,740

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7.00%, 10/1/20	1,000,000	955,000

		8,351,432
Technology (0.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)	2,000,000	1,635,000

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)	1,150,000	1,187,375

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)	1,235,000	1,287,488

		4,109,863
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. FRN 4.055%, 6/1/19	980,000	982,450

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19	1,500,000	1,543,125

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	2,000,000	2,042,888

Remote Escrow Finance Vehicle, LLC 144A sr. notes 10.50%, 6/1/22	505,000	525,200

		5,093,663

Total corporate bonds and notes (cost $111,955,105)		$112,886,173

COMMON STOCKS (0.2%)(a)
	Shares	Value

CHC Group, LLC (acquired 3/23/17, cost $125,976) (Cayman Islands)(RES)(NON)	8,688	$78,192

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)	113,884	119,578

Tribune Media Co. Class 1C(F)	591,290	147,822

Vantage Drilling International (Units)(NON)	5,979	1,046,325

Total common stocks (cost $840,853)		$1,391,917

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $316,368) (Cayman Islands)(RES)	$446,795	$714,872

Total convertible bonds and notes (cost $316,368)		$714,872

SHORT-TERM INVESTMENTS (2.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.89%(AFF)	24,140,433	$24,140,433

Total short-term investments (cost $24,140,433)		$24,140,433

TOTAL INVESTMENTS

Total investments (cost $823,587,183)(b)		$820,426,110

FORWARD CURRENCY CONTRACTS at 5/31/17 (aggregate face value $5,493,670) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/19/17	$708,674	$715,231	$6,557
UBS AG
	Canadian Dollar	Sell	7/19/17	1,814,844	1,832,155	17,311
WestPac Banking Corp.
	Canadian Dollar	Buy	7/19/17	2,891,006	2,946,284	(55,278)

Total						$(31,410)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2017 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $821,345,145.
(b)	The aggregate identified cost on a tax basis is $823,587,586, resulting in gross unrealized appreciation and depreciation of $8,651,631 and $11,813,107, respectively, or net unrealized depreciation of $3,161,476.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $793,064, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$72,118,076	$100,488,564	$148,466,207	$87,605	$24,140,433
	Totals	$72,118,076	$100,488,564	$148,466,207	$87,605	$24,140,433
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $611,765, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Industrial Container Services	$611,765
	Totals	$611,765
At the close of the reporting period, the fund maintained liquid assets totaling $54,968 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $55,278 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Energy	1,046,325	—	—
Transportation	—	78,192	—
Utilities and power	—	119,578	—
Total common stocks	1,046,325	197,770	147,822
Convertible bonds and notes	—	714,872	—
Corporate bonds and notes	—	112,886,173	—
Senior loans	—	681,292,715	—
Short-term investments	24,140,433	—	—

Totals by level	$25,186,758	$795,091,530	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(31,410)	$—

Totals by level	$—	$(31,410)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$23,868	$55,278

Total	$23,868	$55,278

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		JPMorgan Chase Bank N.A.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$6,557	$17,311	$—	$23,868

	Total Assets	$6,557	$17,311	$—	$23,868

	Liabilities:
	Forward currency contracts#	—	—	55,278	55,278

	Total Liabilities	$—	$—	$55,278	$55,278

	Total Financial and Derivative Net Assets	$6,557	$17,311	$(55,278)	$(31,410)
	Total collateral received (pledged)##†	$—	$—	$—
	Net amount	$6,557	$17,311	$(55,278)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017